Basis of preparation and summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
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Basis of preparation and summary of significant accounting policies
2.	Basis of preparation and summary of significant accounting policies

This note provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not already been disclosed in the other notes below. These policies have been consistently applied to all the years presented, unless otherwise stated. The consolidated financial statements are for the Group consisting of Turkcell İetişim Hizmetleri A.Ş. and its subsidiaries and the Group’s interest in an associate.

(a)	Compliance with IFRS

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

The General Assembly has the power to amend and reissue the financial statements. The consolidated financial statements as at and for the year ended 31 December 2016 were authorized for issue by the Board of Directors on 15 February 2017.

The consolidated financial statements as at and for the year ended 31 December 2017 were authorized for issue by the Board of Directors on 15 February 2018.

(b)	Historical cost convention

The accompanying consolidated financial statements are based on the statutory records, with adjustments and reclassifications for the purpose of fair presentation in accordance with IFRS as issued by the IASB. The financial statements have been prepared on a historical cost basis, except for the following measured at fair value:

-	Derivative financial instruments

-	Consideration payable in relation to the acquisition of Belarusian Telecom

(c)	Functional and presentation currency

(i)	Transactions and balances

Transactions denominated in foreign currencies are translated into the functional currency using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency using the exchange rates at that date.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency using the exchange rates at the date when the fair value was determined. Translation differences are recognized in profit or loss, except for translation differences on available-for-sale financial assets, which are recognized in other comprehensive income.

Foreign exchange gains and losses are recognized in profit or loss, except:

•	For capitalized foreign exchange differences relating to borrowings to the extent that they are regarded as an adjustment to interest costs eligible for capitalization.

Foreign exchange differences that are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation. Foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within finance income or finance costs.

(ii)	Foreign operations

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet

•	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average monthly exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve, in equity.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

(d)	Use of estimates and judgments

The preparation of the consolidated financial statements requires the use of accounting estimates. Management also needs to exercise judgement in applying the Group’s accounting policies. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are described below:

Allowance for doubtful receivables

The Group maintains an allowance for doubtful receivables for estimated losses resulting from the inability of the Group’s subscribers and customers to make required payments. The Group bases the allowance on the likelihood of recoverability of trade and other receivables based on the aging of the balances, historical collection trends and general economic conditions. The allowance is periodically reviewed. The allowance charged to expenses is determined in respect of receivable balances, calculated as a specified percentage of the outstanding balance in each aging group, with the percentage of the allowance increasing as the aging of the receivable becomes older.

Capitalization and useful lives of assets

The useful lives and residual values of the Group’s assets are estimated by management at the time the asset is acquired and regularly reviewed for appropriateness. The Group defines useful life of its assets in terms of the assets’ expected utility to the Group. This judgment is based on the experience of the Group with similar assets. In determining the useful life of an asset, the Group also follows technical and/or commercial obsolescence arising on changes or improvements from a change in the market. The useful lives of the telecommunication licenses are based on the duration of the license agreements.

Belarusian Telecom has 10 years of special GSM and UMTS services licenses acquired on 26 August 2008. In addition, the license period has been committed and signed for an additional 10 years for an insignificant fee. The amortization on the consolidated financial statements has been recognized on the assumption that the duration of the license would be extended.

Gross versus net presentation of revenue

When the Group acts as principal in sale of goods or rendering of services, revenue from customers and costs with suppliers are reported on a gross basis. When the Group acts as agent in sale of goods or rendering of services, revenue from customer and costs with suppliers are reported on a net basis, representing the net margin earned. Whether the Group is acting as principal or agent depends on management’s analysis of both legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and costs but do not impact reported assets, liabilities or cash flows.

Multiple element arrangements

In arrangements which include multiple elements where the Group acts as principal, the Group considers the elements to be separate units of accounting in the arrangement. Total arrangement consideration relating to the bundled contracts is allocated among the different units according the following criteria:

•	the component has standalone value to the customer; and

•	the fair value of the component can be measured reliably.

The arrangement consideration is allocated to each deliverable in proportion to the fair value of the individual deliverables. If a delivered element of a transaction is not a separately identifiable component, then it is accounted for as an integrated part of the remaining components of the transaction.

Income taxes

The calculation of income taxes involves a degree of estimation and judgment in respect of certain items whose tax treatment cannot be finally determined until resolution has been reached with the relevant tax authority or, as appropriate, through formal legal process.

As part of the process of preparing the consolidated financial statements, the Group is required to estimate the income taxes in each of the jurisdictions and countries in which they operate. This process involves estimating the actual current tax exposure together with assessing temporary differences resulting from differing treatment of items, such as deferred revenue and reserves for tax and accounting purposes. The Group management assesses the likelihood that the deferred tax assets will be recovered from future taxable income and to the extent the recovery is not considered probable the deferred asset is adjusted accordingly.

The recognition of deferred tax assets is based upon whether it is probable that future taxable profits will be available, against which the temporary differences can be utilized. Recognition, therefore, involves judgment regarding the future financial performance of the particular legal entity in which the deferred tax asset has been recognized.

Provisions, contingent liabilities and contingent assets

As detailed and disclosed in Note 36, the Group is involved in a number of investigations and legal proceedings (both as a plaintiff and as a defendant) during the year arising in the ordinary course of business. All of these investigations and litigations are evaluated by the Group Management in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” and disclosed or accounted in the consolidated financial statements. Future results or outcome of these investigations and litigations might differ from Group Management’s expectations. As at the reporting date, the Group Management believes that appropriate recognition criteria and measurement basis are applied to provisions, contingent liabilities and contingent assets and that sufficient information is disclosed in the notes to enable users to understand their nature, timing and amount by considering current conditions and circumstances.

Annual impairment review

The Group tests annually whether goodwill and intangible asset not yet available for use have suffered any impairment in accordance with IAS 36 “Impairment of Assets”. Additionally, the carrying amounts of Group’s nonfinancial assets are reviewed at each reporting date to determine whether there is an indication of impairment. If any indication exists the assets recoverable amount is estimated based on fair value less cost of disposal calculations. These calculations require the use of estimates as discussed in Note 13.

As at 31 December 2014, the Group has impaired its assets in Crimea region amounting to TL 19,897. As at 31 December 2017, the Group has impaired its assets in Luhansk and Donetsk regions amounting to TL 10,872.

Current and potential future political and economic changes in Belarus and Ukraine could have an adverse effect on the subsidiaries operating in these countries. The economic stability of Belarus and Ukraine depends on the economic measures that will be taken by the governments and the outcomes of the legal, administrative and political processes in these countries. These processes are beyond the control of the subsidiaries established in these countries.

Consequently, the subsidiaries operating within Belarus and Ukraine may subject to foreign currency and interest rate risks related to borrowings, the subscriber’s purchasing power, liquidity and increase in corporate and personal insolvencies, that may not necessarily be observable in other markets. The accompanying consolidated financial statements contain the Group management’s estimations on the economic and financial positions of its subsidiaries operating in Belarus and Ukraine. The future economic situation of Belarus and Ukraine might differ from the Group’s expectations. As at 31 December 2017, the Group’s management believes that their approach is appropriate in taking all the necessary measures to support the sustainability of these subsidiaries’ businesses in the current circumstances and the achievability of the financials projections used in the impairment assessments.

Fair value measurements and valuation processes

Some of the Group’s assets and liabilities are measured at fair value for financial reporting purposes. In estimating the fair value of an asset or a liability, the Group uses market-observable data to the extent it is available. Where Level 1 and 2 inputs are not available, the Group can engage third party qualified valuers to perform the valuation, if necessary. The management works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. Information about the valuation techniques and inputs used in determining the fair value of various assets and liabilities are disclosed in Note 33.

Contracted handset sales

The Company, the distributors and dealers offer joint campaigns to the subscribers which may include the sale of device by the dealer and/or distributor and a communication service to be provided by the Company. The Company does not recognize any revenue for the device in these transactions by considering the below factors:

-	the Company is not primary obligor for the sale of handset,

-	the Company does not have control over the sale prices of handsets,

-	the Company has no inventory risk,

-	the Company has no responsibility on technical compability of equipment delivered to customers

-	the responsibility after sale belongs to the distributor and

-	the Company does not make any modification on the equipment.

(e)	Changes in accounting policies

Other than the adoption of the new and revised standards as explained in Note 2(af), the Group did not make any significant changes to its accounting policies during the current year.

(f)	Changes in accounting estimates

If the application of changes in the accounting estimates affects the financial results of a specific period, the changes in the accounting estimates are applied in that specific period, if they affect the financial results of current and following periods; the accounting estimate is applied prospectively in the period in which such change is made. A change in the measurement basis applied is a change in an accounting policy, and is not a change in an accounting estimate.

The Company does not have significant changes in accounting estimates during the year.

(g)	Comparative information and revision of prior period financial statements

The consolidated financial statements of the Group have been prepared consistent with prior periods.

(h)	Principles of consolidation and equity accounting

(i)	Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination comprises:

•	the fair value of the assets transferred

•	liabilities incurred to the former owners of the acquired business

•	equity interests issued by the Group

•	the fair value of any asset or liability resulting from a contingent consideration arrangement, and

•	the fair value of any pre-existing equity interest in the subsidiary.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

Goodwill is measured as the excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and acquisition-date fair value of any previously held equity interest in the acquired entity over the fair value of the net identifiable assets acquired. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.canc Contingent consideration classified as equity is not subject to remeasurement. Instead, any gain or loss at settlement is recorded as an adjustment to equity through other comprehensive income.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquire is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

(ii)	Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and statement of financial position respectively.

Non -controlling interest has not been attributed to Belarus Telekom on the grounds that net assets of Belarus Telekom is negative, Belarus Telekom is financed solely by the Company and management’s assessment of relevant articles of the share purchase agreement with the non-controlling shareholder.

Turkcell Finansman A.Ş. (“Turkcell Finansman”) sold financial loans amounting to TL 87,589 to Aktif Yatırım Bankası A.Ş. Turkcell Varlık Finansmanı Fund (“Fund”) founded by Aktif Yatırım Bankası A.Ş. on 14 April 2017 in order to create funds for issuance of Asset Backed Securities (“ABS”) which will be issued by the Fund in a structure where Turkcell Finansman will act as the source organization. Turkcell Finansman sold second financial loans amounting to TL 89,607 to Aktif Yatırım Bankası A.Ş. Turkcell Varlık Finansmanı Fund (“Fund”) founded by Aktif Yatırım Bankası A.Ş. on 22 August 2017. Turkcell Finansman transferred its contractual rights to receive cash flows from the financial loans that have been sold to the Fund resulting in de-recognition of the related assets from its consolidated financial statements. Moreover, the Company did not consolidate the Fund since the activities of the Fund are not controlled by the Company and the Fund has been defined as a structured entity.

(iii)	Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to the non-controlling and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Company. The Group’s ownership interest in lifecell was increased to 100% in 2015 and the difference between the non-controlling interests derecognized and the consideration paid for the acquisition of shares amounting to TL 929,013 was recognized in equity under retained earnings.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

(iv)	Business combinations under common control

Business combinations between entities or businesses under common control are excluded from the scope of IFRS 3. In a business combination under common control, assets and liabilities of the acquired entity are stated at predecessor carrying values. Any difference between the consideration given and the aggregate book value of the assets and liabilities of the acquired entity at the date of the transaction is recognized in equity. The acquired entity’s results and financial position are incorporated as if both entities (acquirer and acquiree) had always been combined, or using the results from the date when either entity joined the Group, where such a date is later.

(vi)	Put option over shares relating to non-controlling interests

Where a put option is written by the Group on shares in an existing subsidiary held by non-controlling interests, the Group recognizes a financial liability at the present value of the redemption amount to reflect the put option. If the ownership risks and rewards of the shares relating to the put option is attributable to Group, the non-controlling interest is derecognized. The difference between the put option liability and the non-controlling interests derecognized is recognized in equity. For business combinations after 1 January 2009, subsequent changes in the fair value of the put option liability are recognized in profit or loss.

Reserve for put option over shares relating to non-controlling interests included in equity arises from the difference between the fair value of the put option written by Fintur Holdings B.V. (“Fintur”) on non-controlling shares in one of its subsidiaries and the derecognized non-controlling interests relating to that put option.

(vii)	Investments in associates

An associate is an entity over which the Group has significant influence, but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting after initially being recognized at cost.

Under the equity method of accounting, an investment in an associate is initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in that entity, including any other unsecured long-term receivables, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

On acquisition of an associate, any excess of the cost of the investment over the Group’s share of the net fair values of the associate’s identifiable assets and liabilities is recognized as goodwill, which is included in the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the associate’s identifiable assets and liabilities over the cost of the investment is included as part of the Group’s share of the associate profit or loss in the period in which the investment is acquired.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in (Note 15). The Group measures an associate that is classified as held for sale at the lower of its carrying amount at the date of classification as held for sale and fair value less costs of disposal. Equity accounting ceases once an associate is classified as held for sale.

(i)	Financial instruments

(i)	Classification

The Group classifies its financial assets in the following categories:

•	financial assets at fair value through profit or loss,

•	loans and receivables,

•	held-to-maturity investments, and

•	available-for-sale financial assets.

The classification depends on the purpose for which the investments were acquired. Management determines the classification of its investments at initial recognition and, in the case of assets classified as held-to-maturity, re-evaluates this designation at the end of each reporting period. See Note 33 for details about each type of financial asset.

(ii)	Reclassification

The Group may choose to reclassify a non-derivative trading financial asset out of the held for trading category if the financial asset is no longer held for the purpose of selling it in the near term. Financial assets other than loans and receivables are permitted to be reclassified out of the held for trading category only in rare circumstances arising from a single event that is unusual and highly unlikely to recur in the near term. In addition, the Group may choose to reclassify financial assets that would meet the definition of loans and receivables out of the held for trading or available-for-sale categories if the Group has the intention and ability to hold these financial assets for the foreseeable future or until maturity at the date of reclassification.

Reclassifications are made at fair value as of the reclassification date. Fair value becomes the new cost or amortized cost as applicable, and no reversals of fair value gains or losses recorded before reclassification date are subsequently made. Effective interest rates for financial assets reclassified to loans and receivables and held-to-maturity categories are determined at the reclassification date. Further increases in estimates of cash flows adjust effective interest rates prospectively.

(iii)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments recognized in other comprehensive income are reclassified to profit or loss as gains and losses from investment securities.

(iv)	Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Loans and receivables and held-to-maturity investments are subsequently carried at amortized cost using the effective interest method.

Available-for-sale financial assets and financial assets at fair value through profit or loss are subsequently carried at fair value. Gains or losses arising from changes in the fair value are recognized as follows:

•	for ‘financial assets at fair value through profit or loss’ – in profit or loss

•	for available-for-sale financial assets that are monetary securities denominated in a foreign currency – translation differences related to changes in the amortized cost of the security are recognized in profit or loss and other changes in the carrying amount are recognized in other comprehensive income

•	for other monetary and non-monetary securities classified as available-for-sale – in other comprehensive income

Dividends on financial assets at fair value through profit or loss and available-for-sale equity instruments are recognized in profit or loss when the Group’s right to receive payments is established.

Details on how the fair value of financial instruments is determined are disclosed in Note 33.

(iv)	Impairment

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated. In the case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost is considered an indicator that the assets are impaired.

For loans and receivables, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognised in profit or loss. If a loan or held-to-maturity investment has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in profit or loss.

Impairment testing of trade receivables is described in Note 33.

If there is objective evidence of impairment for available-for-sale financial assets, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss – is removed from equity and recognized in profit or loss.

Impairment losses on equity instruments that were recognised in profit or loss are not reversed through profit or loss in a subsequent period.

If the fair value of a debt instrument classified as available-for-sale increases in a subsequent period and the increase can be objectively related to an event occurring after the impairment loss was recognised in profit or loss, the impairment loss is reversed through profit or loss.

(v)	Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

(vi)	Income recognition

Interest income is recognised using the effective interest method. When a receivable is impaired, the Group reduces the carrying amount to its recoverable amount, being the estimated future cash flow discounted at the original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired loans is recognised using the original effective interest rate.

Dividends are recognised as revenue when the right to receive payment is established. This applies even if they are paid out of pre-acquisition profits. However, the investment may need to be tested for impairment as a consequence.

(vii)	Derivative financial instruments

Forward foreign exchange, interest rate and foreign exchange swaps (IRS, Cross Currency Swaps etc.) and option transaction fair values are calculated with market levels of interest rates and Central Bank of Republic of Turkey (CBRT) exchange rates via Bloomberg financial terminal. If market levels are not available for valuation date, fair value for forward contracts will be value of discounted future value of difference between contract price level and forward value of CBRT exchange rate with risk fee rates for the period. Interest rate and currency swaps will be valued with the difference of discounted cash flows of each leg of the swaps using risk free rates and CBRT exchange rates. Option transactions will be valued with option pricing models using risk free rates and CBRT exchange rates.

(viii)	Offsetting financial assets and financial liabilities

Financial assets and liabilities are offset and the net amount presented in the statement of financial position where the Group has a legally enforcable right to offset the recognized amounts, and there is an intention to settle on a net basis or to realize the asset and settle the liability simultaneously.

(j)	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(k)	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. If collection of the amounts is expected in one year or less they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment. See Note 33 for a description of the Group’s impairment policies.

(l)	Property, plant and equipment

(i)	Recognition and measurement

Items of property, plant and equipment are stated at historical cost less depreciation and impairment losses. Property, plant and equipment related to the Company and its subsidiaries operating in Turkey are adjusted for the effects of inflation during the hyperinflationary period ended on 31 December 2005. Since the inflation accounting commenced on 1 January 2011, property, plant and equipment related to the subsidiaries operating in Belarus are adjusted for the effects of inflation. However, decrease in inflation rate in subsequent years led the three-year cumulative rate as of the end of 2014 to decrease to 65%. Accordingly, the economy of Belarus was considered to transit out of hyperinflationary status and 2015 is determined to be appropriate to cease applying IAS 29. Therefore, subsidiaries operating in Belarus ceased applying IAS 29 in 2015.

Historical cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of self-constructed assets includes cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use and the costs of dismantling and removing the items and restoring the site on which they are located, if any.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment.

Gains and losses on disposals are determined by comparing proceeds with the carrying amount. There are recognized included in profit or loss.

Changes in the obligation to dismantle, remove assets on sites and to restore sites on which they are located, other than changes deriving from the passing of time, are added or deducted from the cost of the assets in the period in which they occur. The amount deducted from the cost of the asset shall not exceed the balance of the carrying amount on the date of change, and any excess balance is recognized immediately in profit or loss.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

(ii)	Subsequent costs

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

(iii)	Depreciation

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the group will obtain ownership at the end of the lease term.

Land is not depreciated.

The estimated useful lives are as follows:

Buildings	21 – 25 years
Mobile network infrastructure	4 – 20 years
Fixed network infrastructure	3 – 25 years
Call center equipment	4 – 8 years
Equipment, fixtures and fittings	2 – 10 years
Motor vehicles	4 – 6 years
Central betting terminals	5 – 10 years
Leasehold improvements	3 – 5 years

Depreciation methods, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period.

(iv)	Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

(m)	Intangible assets

(i)	Telecommunication licenses

Separately acquired telecommunication licenses are stated at historical cost adjusted for the effects of inflation during the hyperinflationary period, where applicable, less amortization and impairment losses.

Amortization

Amortization is recognized in the statement of profit or loss on a straight-line basis by reference to the license period. The useful lives for telecommunication licenses are as follows:

Telecommunications licenses	3 – 25 years

(ii)	Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software.

Costs associated with maintaining computer software programmes are recognized as an expense as incurred.

Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the group are recognised as intangible assets when the following criteria are met:

•	it is technically feasible to complete the software so that it will be available for use

•	management intends to complete the software and use or sell it

•	there is an ability to use or sell the software

•	it can be demonstrated how the software will generate probable future economic benefits

•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and

•	the expenditure attributable to the software during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software include employee costs and an appropriate portion of relevant overheads.

Research expenditure and development expenditure that do not meet the criteria above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.

Amortization

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The useful lives for computer software are as follows:

Computer software	3 – 8 years

(iii)	Other intangible assets

Other intangible assets that are acquired by the Group which have finite useful lives are stated at historical cost adjusted for the effects of inflation during the hyperinflationary period, where applicable, less amortization and impairment losses. Indefeasible Rights of Use (“IRU”) are rights to use a portion of an asset’s capacity granted for a fixed period of time. IRUs are recognized as intangible asset when the Group has specific indefeasible rights to use an identified portion of an underlying asset and the duration of the right is for the major part of the underlying asset’s useful economic life. IRUs are amortized over the shorter of the underlying asset’s useful economic life and the contract term.

Amortization

The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Transmission line software	5 – 10 years
Central betting system operating right	7 – 10 years
Customer base	2 – 15 years
Brand name	9 – 10 years
Indefeasible right of use	15 years

Amortization methods, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period.

Goodwill

Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments.

(n)	Investment properties

Recognition and measurement

Investment properties are properties held for rental yields and/or for capital appreciation (including property under construction for such purposes). Investment properties are stated at historical cost less depreciation and impairment losses.

An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the property is derecognized.

Depreciation

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. The estimated useful lives are as follows:

Investment Property                                                                                 25 – 45 years

Depreciation methods, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period.

(o)	Inventories

Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs necessary to make the sale. Cost of inventory is determined using the weighted average method and comprises all costs of purchase and other costs incurred in bringing the inventories to their present location and condition. Costs of purchased inventory are determined after deducting rebates and discounts. At 31 December 2017 and 2016, inventories mainly consisted of mobile phones, sim-cards, and other devices.

(p)	Impairment of assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization which are tested annually for impairment and reviewed at each reporting date and if triggering events occur, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

(r)	Employee benefits

(i)	Short-term obligations

Liabilities for salaries including non-monetary benefits that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as trade and other payables in the statement of financial position.

(ii)	Termination benefits

In accordance with the labor law in Turkey, the Company and its subsidiaries in Turkey are required to make lump-sum payments to employees who have completed one year of service and whose employment is terminated without cause or who retire, are called up for military service or die. Such payments are calculated on the basis of 30 days’ pay up to a of maximum full TL 6,000 as at 31 December 2017, per year of employment at the rate of pay applicable at the date of retirement or termination. Termination benefits paid to key executive officers are presented as other expenses. Reserve for employee termination benefits is computed and reflected in the consolidated financial statements on a current basis. The reserve is calculated by estimating the present value of future probable obligation of the Company and its subsidiaries in Turkey arising from retirement of employees. Reserve for employee termination benefits is calculated annually by independent actuaries using the projected unit credit method.

(iii)	Defined contribution plans

For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(iv)	Share-based payments

The Group provides a cash-settled share-based payment plan for selected employees in return for their services. For cash-settled share-based payment transactions, the Group measures services acquired and the liability incurred at the fair value of the liability. Liabilities for cash-settled share-based payment plan are recognized as employee benefit expense over the relevant service period. The fair value of the liability is re-measured at each reporting date and at the settlement date. Any changes in fair value are recognized in profit or loss for the period.

(v)	Personnel bonus

Provision for bonus is provided when the bonus is a legal obligation, or past practice would make the bonus a constructive obligation and the Group is able to make a reliable estimate of the obligation.

(s)	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of resources will be required to settle the obligation.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

Onerous contracts

Present obligation arising under an onerous contract is recognized and measured as a provision. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Dismantling, removal and restoring sites obligation

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

(t)	Revenue

Revenue is recognized at the fair value of the consideration received or receivable, net of returns, trade allowances and rebates. The Group recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and specific criteria have been met for each of the Group’s activities as described below. The Group bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

Revenue from telecommunication services includes postpaid and prepaid revenue from voice, data, messaging and value added services, interconnect revenue, monthly fixed fees, SIM card sales and roaming revenue. Revenue from telecommunication services are recognized at the time services are rendered.

With respect to prepaid revenue, the Group generally collects cash in advance by selling prepaid top up to distributors. In such cases, the Group does not recognize revenue until subscribers use the telecommunication services. Deferred revenue is recorded under current liabilities.

Services may be bundled with other products and services and these bundled elements involve consideration in the form of a fixed fee or a fixed fee coupled with a continuing payment stream. Total arrangement consideration relating to a bundled contract is allocated to different units of accounting if:

•	each element in the arrangement has standalone value to the customer; and

•	fair value of each element can be measured reliably.

The arrangement consideration is allocated to each element based upon their relative fair values. If an element of a transaction is not a separately identifiable component, then it is accounted for as an integral part of the remaining elements of the transaction.

Revenue allocated to products where the Group acts as principal is recognized when significant risks and rewards of ownership are transferred to the buyer, collection is probable, associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the products and the amount of revenue can be measured reliably.

Revenue from device sales is recognized when the device is delivered to the end customer and significant risks and rewards of ownership are transferred. For device sales made to intermediaries, revenue is recognized if significant risks and rewards of ownership associated with the device are transferred to the intermediary and the intermediary has no general right to return the device to receive a refund. If significant risks and rewards of ownership are not transferred, revenue is deferred until sale of the device to an end customer by the intermediary or expiry of any right of return.

The Company, the distributors and dealers offer joint campaigns to the subscribers which may include the sale of device by the dealer and/or the distributor and the sale of communication service by the Company. In certain campaigns, dealers make the handset sale to the subscribers instalments of which will be collected by the Company based on the letters of undertaking signed by the subscribers. With the letter of undertaking, the dealer assigns its receivables from handset sale to the distributor and the distributor assigns its receivables to the Company.

The Company pays the distributor net present value of the instalments to be collected from the subscribers and recognizes contracted receivables in its statement of financial position. The undue portion of assigned receivables from the distributors which were paid upfront by the Company is classified as “undue assigned contracted receivables” in trade receivables (Note 19). When monthly installment is invoiced to the subscriber, related portion is presented as “receivables from subscribers”. The Company collects the contracted receivables in installments during the contract period and does not recognize any revenue for the handset in these transactions as the Company does not act as principal for the sale of handset.

Starting from 2014, the subscribers has an option to buy handsets using bank loans instalments of which are collected by the Company on behalf of the bank. The Company does not bear any credit risk in these transactions. Since the Company collects receivables during the contract period and acts as agent for the sale of handset, the Company does not recognize any revenue for the handset in these transactions.

Starting from 2016 the Company and distributors started to offer the option to buy a device through Turkcell Financing loan, which will be collected by the Company. The Group carries a risk of collection in these transactions. Turkcell Finansman collects the purchased credit from the subscriber during the contract period, and does not record revenue related to the device since it is not the main contractor in the device sale. Revenue from financial services comprise of interest income generated from consumer financing activities. Interest income is recognized as it accrues, using the effective interest method.

Monthly fixed fees represent a fixed amount charged to postpaid subscribers on a monthly basis without regard to the level of usage. Fixed fees are recognized on a monthly basis when billed. Monthly fixed fees are included telecommunication services revenues.

Revenues from betting business mainly comprise of net takings earned to a maximum of 1.4% of gross takings as the head agent of fixed odds betting games and mobile agent revenues of 7.25% of mobile agency turnover after deducting VAT and gaming tax as the head agent. Revenues from betting business are recognized at the time all services related to the games are fully rendered. Under the agreement signed with Spor Toto Teşkilat Müdürlüğü A.Ş. (“Spor Toto”), Inteltek Internet Teknoloji Yatırım ve Danışmanlık A.Ş. (“Inteltek”) is obliged to undertake any excess payout, which is presented on a net basis.

Azerinteltek received authorization from Azeridmanservis Limited Liability Company set under the Ministry of Youth and Sport of the Republic of Azerbaijan to organize, operate, manage and develop the fixed odds and paramutual sports betting business. Since Azerinteltek acts as principal, total consideration received from the player less payout (distribution to players) and amounts collected from players on behalf of Ministry of Sports is recognized at the time all services related to the games are fully rendered.

Azerinteltek has been authorized for the Lottery games by Azerlotereya. Azerinteltek has been generating commission revenue over Lottery games turnover through its own agencies by applying 15% commission rate according to agreement between Azerinteltek and Azerlotereya. Commission revenues are recognized at the time all services related to the games are fully rendered.

SIM card sales are recognized upon delivery to distributors, net of returns, discounts and rebates. SIM card costs are also recognized upon sale of the SIM card to the distributors. SIM card sales are included telecommunication services revenues.

Call center revenues are recognized at the time services are rendered.

When the Group sells goods or services as a principal, revenue and operating costs are recorded on a gross basis. When the Group sells goods or services as an agent, revenue and operating costs are recorded on a net basis, representing the net margin earned. Whether the Group is considered to be acting as principal or agent in the transaction depends on management’s analysis of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating costs but do not impact reported assets, liabilities or cash flows.

The Company and the Ministry of Transport, Maritime Affairs and Communications, Directorate General of Communications signed a contract to continue the contract to establish and operate mobile communication infrastructure and operation in uncovered areas, (Phase 1) until 31 December 2018 and to add mobile broadband services to the existing infrastructure providing GSM services under Universal Service Law and to operate the new and existing networks together. Mobile broadband services     will be added to the existing infrastructure established in accordance with Phase 1 in 1,799 rural locations. The new and the existing infrastructure will be operated together. As of 31 December 2017, the Company has recognized TL 257,866 revenue from its operations related to this contract. Since the Company acts as principal, revenue and operating costs are reported on a gross basis in these consolidated financial statements.

The revenue recognition policy for other revenues is to recognize revenue as services are provided.

Volume rebates or discounts and other contractual changes in the prices of roaming and other services are anticipated, as both the payer and the recipient, if it is probable that they have been earned or will take effect. Thus, contractual rebates and discounts are anticipated, but discretionary rebates and discounts are not anticipated because the definitions of asset and liability would not be met.

(u)	Leases

At inception of an arrangement, the Group determines whether such an arrangement is or contains a lease. A specific asset is the subject of a lease if fulfillment of the arrangement is dependent on the use of that specified asset. An arrangement conveys the right to use the asset if the arrangement conveys to the Group the right to control the use of the underlying asset. At inception or upon reassessment of the arrangement, the Group separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values.

Leases of property, plant and equipment where the Group, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in payables. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the group will obtain ownership at the end of the lease term.

Leases in which a significant portion of the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to profit or loss on a straight-line basis over the period of the lease.

Lease income from operating leases where the Group is a lessor is recognized as income on a straight-line basis over the lease term. The respective leased assets are included in the statement of financial position based on their nature.

(v)	Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(w)	Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

(x)	Income taxes

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

Income tax expense is recognized in the statement of profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities. Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Companies within the Group may be entitled to claim special tax deductions for investments in qualifying assets or in relation to qualifying expenditure (e.g., the Research and Development Tax Incentive regime in Turkey or other investment allowances). The Group accounts for such allowances as tax credits, which means that the allowance reduces income tax payable and current tax expense. A deferred tax asset is recognized for unclaimed tax credits that are carried forward as deferred tax assets.

(y)	Earnings per share

The Group does not have any potential ordinary shares in issue, therefore basic and diluted earnings per share (“EPS”) are equal. Since basic and diluted EPS are equal, the Group presents both basic and diluted EPS on one line described as “Basic and diluted EPS”.

Basic EPS is calculated by dividing the profit attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the financial year, excluding treasury shares. In Turkey, entities can increase their share capital by distributing “Bonus share” to shareholders from retained earnings. In computing earnings per share, such “Bonus share” distributions are treated as issued shares. Accordingly, the retrospective effect for such share distributions is taken into consideration when determining the weighted-average number of shares outstanding.

(z)	Subscriber acquisition costs

The Group capitalizes directly attributable subscriber acquisition costs when the following conditions are met:

•	the capitalized costs can be measured reliably;

•	there is a contract binding the customer for a specific period of time; and

•	it is probable that the amount of the capitalized costs will be recovered through revenue generated by the service contract, or, where the customer withdraws from the contract in advance, through the collection of the penalty.

Capitalized subscriber acquisition costs are amortized on a straight-line basis over the minimum period of the underlying contract. In all other cases, subscriber acquisition costs are expensed when incurred.

(aa)	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to property, plant and equipment are included in non-current liabilities as deferred government grants and are credited to profit or loss on a straight-line basis over the expected useful lives of the related assets.

(ab)	Non-current asset held for sale and discontinued operations

Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs of disposal.

An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs of disposal. A gain is recognized for any subsequent increases in fair value less costs of disposal of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition.

An associate must meet the conditions to be classified as held for sale. It is first measured in accordance with applicable standards. Such standard is IAS 28, and so the share of profits and remeasurement of carrying amounts are done in accordance with normal associate rules up to the point of classification as held for sale. The associate or joint venture is then measured in accordance with IFRS 5. It is measured at the lower of carrying amount and fair value less costs of disposal. Equity accounting is ceased from the date the held for sale criteria are met.

Non-current assets classified as held for sale are presented separately from the other assets in the statement of financial position.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the statement of profit or loss.

(ac)	Equity

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

Where any Group company purchases the Company’s equity instruments, for example as the result of a share buy-back plan, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the owners of the Company as treasury shares until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the Company.

(ad)	Dividends

Provision is made for the amount of any dividend declared, being appropriately authorised and no longer at the discretion of the Company, on or before the end of the reporting period but not distributed at the end of the reporting period.

(ae)	Subsequent events

Events after the reporting date; Includes all events between the reporting date and the date on which the financial statements are authorized for issue, even if any announcement of profit or other selected financial information has been made publicly disclosed.

In case of events requiring correction after the reporting date, corrects this new situation accordingly. Events that are not required to be adjusted subsequent to the reporting date are disclosed in the notes to the financial statements in the consolidated financial statements.

(af)	New standards and interpretations

i)	Amendments to IFRSs affecting amounts reported and/or disclosures in the consolidated financial statements

None.

ii)	Standards, amendments and interpretations applicable as at 31 December 2017

-	Amendments to IAS 7, ‘Statement of cash flows’; on disclosure initiative effective from annual periods beginning on or after 1 January 2017. These amendments introduce an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The amendment is part of the IASB’s Disclosure Initiative, which continues to explore how financial statement disclosure can be improved.

-	Amendments IAS 12, ‘Income Taxes’; effective from annual periods beginning on or after 1 January 2017. The amendments clarify the accounting for deferred tax where an asset is measured at fair value and that fair value is below the asset’s tax base. It also clarify certain other aspects of accounting for deferred tax assets.

-	Annual improvements 2014-2016, effective from annual periods beginning on or after 1 January 2017:

•	IFRS 12, ‘Disclosure of interests in other entities’; regarding clarification of the scope of the standard. These amendments should be applied retrospectively for annual periods beginning on or after 1 January 2017. This amendment clarifies that the disclosures requirement of IFRS 12 are applicable to interest in entities classified as held for sale except for summarized financial information.

iii)	Standards, amendments and interpretations effective on or after 1 January 2018

-	IFRS 9, ‘Financial instruments’; effective from annual periods beginning on or after 1 January 2018. This standard replaces the guidance in IAS 39. It includes requirements on the classification and measurement of financial assets and liabilities; it also includes an expected credit losses model that replaces the current incurred loss impairment model.

-	IFRS 15, ‘Revenue from contracts with customers’; effective from annual periods beginning on or after 1 January 2018. IFRS 15, ‘Revenue from contracts with customers’ is a converged standard from the IASB and FASB on revenue recognition. The standard will improve the financial reporting of revenue and improve comparability of the top line in financial statements globally.

-	Amendment to IFRS 15, ‘Revenue from contracts with customers’, effective from annual periods beginning on or after 1 January 2018. These amendments comprise clarifications of the guidance on identifying performance obligations, accounting for licences of intellectual property and the principal versus agent assessment (gross versus net revenue presentation). New and amended illustrative examples have been added for each of those areas of guidance. The IASB has also included additional practical expedients related to transition to the new revenue standard.

-	Amendments to IFRS 4, ‘Insurance contracts’ regarding the implementation of IFRS 9, ‘Financial Instruments’; effective from annual periods beginning on or after 1 January 2018. These amendments introduce two approaches: an overlay approach and a deferral approach. The Group does not expect material impact on its financial statements.

The	amended standard will:

-	give all companies that issue insurance contracts the option to recognize in other comprehensive income, rather than profit or loss, the volatility that could arise when IFRS 9 is applied before the new insurance contracts standard is issued; and

-	give companies whose activities are predominantly connected with insurance an optional temporary exemption from applying IFRS 9 until 2021. The entities that defer the application of IFRS 9 will continue to apply the existing financial instruments standard IAS 39.

-	Amendment to IAS 40, ‘Investment property’ relating to transfers of investment property; effective from annual periods beginning on or after 1 January 2018. These amendments clarify that to transfer to, or from, investment properties there must be a change in use. To conclude if a property has changed use there should be an assessment of whether the property meets the definition. This change must be supported by evidence. The Group does not expect material impact on its financial statements.

-	Amendments to IFRS 2, ‘Share based payments’ on clarifying how to account for certain types of share-based payment transactions; effective from annual periods beginning on or after 1 January 2018. This amendment clarifies the measurement basis for cash-settled, share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay that amount to the tax authority. The Group does not expect material impact on its financial statements.

-	Annual improvements 2014-2016; effective from annual periods beginning on or after 1 January 2018. These amendments impact 2 standards:

•	IFRS 1, ‘First time adoption of IFRS’, regarding the deletion of short-term exemptions for first-time adopters regarding IFRS 7, IAS 19 and IFRS 10,

•	IAS 28, ‘Investments in associates and joint venture’ regarding measuring an associate or joint venture at fair value.

-	IFRIC 22, ‘Foreign currency transactions and advance consideration’; effective from annual periods beginning on or after 1 January 2018. This IFRIC addresses foreign currency transactions or parts of transactions where there is consideration that is denominated or priced in a foreign currency. The interpretation provides guidance for when a single payment/receipt is made as well as for situations where multiple payments/receipts are made. The guidance aims to reduce diversity in practice. The Group does not expect material impact on its financial statements.

iii)	Standards, amendments and interpretations effective on or after 1 January 2019

-	Amendment to IFRS 9, ‘Financial instruments’; effective from annual periods beginning on or after 1 January 2019. This amendment confirm that when a financial liability measured at amortised cost is modified without this resulting in de-recognition, a gain or loss should be recognised immediately in profit or loss. The gain or loss is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. This means that the difference cannot be spread over the remaining life of the instrument which may be a change in practice from IAS 39.

-	Amendment to IAS 28, ‘Investments in associates and joint venture’; effective from annual periods beginning on or after 1 January 2019. These amendments clarify that companies account for long-term interests in associate or joint venture to which the equity method is not applied using IFRS 9.

-	IFRS 16, ‘Leases’; effective from annual periods beginning on or after 1 January 2019, this standard replaces the current guidance in IAS 17 and is a far reaching change in accounting by lessees in particular. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognise a lease liability reflecting future lease payments and a ‘right of use asset’ for virtually all lease contracts. The IASB has included an optional exemption for certain short-term leases and leases of low-value assets; however, this exemption can only be applied by lessees. For lessors, the accounting stays almost the same. However, as the IASB has updated the guidance on the definition of a lease (as well as the guidance on the combination and separation of contracts), lessors will also be affected by the new standard. At the very least, the new accounting model for lessees is expected to impact negotiations between lessors and lessees. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group evaluates impacts of the new standard on consolidated financial statements.

-	IFRIC 23, ‘Uncertainty over income tax treatments’; effective from annual periods beginning on or after 1 January 2019. This IFRIC clarifies how the recognition and measurement requirements of IAS 12 ‘Income taxes’, are applied where there is uncertainty over income tax treatments. The IFRS IC had clarified previously that IAS 12, not IAS 37 ‘Provisions, contingent liabilities and contingent assets’, applies to accounting for uncertain income tax treatments. IFRIC 23 explains how to recognise and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under tax law. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates. The Group assesses of impact on an ongoing basis.

iv)	Status of adoption of significant new or amended IFRS standards or interpretations

The adoption of new or amended standards and interpretations that are effective for the financial year beginning on January 1, 2018, did not have a material impact on the Group’s consolidated financial statements. The following new IFRS standards will, based on the Company analysis, be of significance to the Group, but have not yet been early adopted:

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after 1 January 2018. Early adoption is permitted. The Group plans to adopt the new standard on the required effective date using the modified retrospective method which requires the recognition of the cumulative effect of initially applying IFRS 15, as at January 1, 2018, to retained earnings and not restate prior years. During 2017, the Group performed a detailed assessment of IFRS 15.

The Group is mainly in the business of providing telecommunication services. The goods and services are sold both on their own in separate identified contracts with customers and together as a bundled package of goods and/or services.

Sale of goods

For contracts with customers and intermediaries in which the sale of device or equipment is generally expected to be a performance obligation, adoption of IFRS 15 is not expected to have significant impact on the Group’s revenue and profit or loss because sale of goods were already recognised as a distinct performance obligation at fair value under current accounting treatment.

The Group expects the revenue recognition to occur at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods.

Rendering of services

The Group mainly provides telecommunication services. Services are generally bundled with other products/services and these bundled services and products involve consideration in the form of fixed fee or a fixed fee coupled with a continuing payment stream or discount. The Company’s current accounting treatment in allocating total consideration to the performance obligations is inline with the requirements of IFRS 15. The Group do not expect IFRS 15 to significantly change the timing or amount of revenue recognized under these arrangements.

Contract costs

Under IFRS 15, certain incremental costs incurred in acquiring a contract with a customer will be deferred on the consolidated statement of financial position and amortised as revenue is recognised under the related contract; this will generally lead to the later recognition of charges for some commissions payable to third party dealers and employees. The Group expect IFRS 15 to significantly change the timing of costs recognized under these arrangements resulting in a significant cumulative adjustment to increase retained earnings will be made.

Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the Group’s financial statements. Many of the disclosure requirements in IFRS 15 are new and the Group has assessed that the impact of some of these disclosures requirements will be significant.

IFRS 9 Financial instruments

The last version of IFRS 9, issued in July 2014, replaces the existing guidance in IAS 39 “Financial Instruments: Recognition and Measurement”. It also carries forward the guidance on recognition, classification, measurement and derecognition of financial instruments from IAS 39 to IFRS 9. The last version of IFRS 9 includes a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements and also includes guidance issued in previous versions of IFRS 9. IFRS 9 is effective for annual reporting periods beginning on or after 1 January 2018.

Classification and measurement – Financial assets

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, FVOCI and FVTPL. The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

The new classification requirements would have had a impact on its accounting for consumer financing loans, trade receivables, investments in debt securities, cash and cash equivalents and other financial assets. Since Turkcell Finansman A.S. may sale and derecognizes some portion of its loans depending on the management assessment, the related portion may be assessed in “hold and sell” business model and may require fair value measurement.

Impairment – Financial assets and contract assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with a forward looking ‘expected credit loss’ (ECL) model. This will require considerable judgement about how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis.

The new impairment model will apply to financial assets measured at amortised cost or FVOCI, except for investments in equity instruments, and to contract assets.

Under IFRS 9, loss allowances will be measured on either the following bases.

•	12 month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and

•	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

Lifetime ECL measurement applies if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition and 12 month ECL measurement applies if it has not.

An entity may determine that a financial asset’s credit risk has not increased significantly if the asset has low credit risk at the reporting date. However lifetime ECL measurement (simplified approach) always apply for trade receivables and contract assets without a significant financing component. The Group will apply lifetime ECL measurement for all group companies except Turkcell Finansman A.S. which will apply both 12 month and lifetime ECL (general approach) since it is a financing company.

Transition

The Group will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 will generally be recognized in retained earnings and reserves as at 1 January 2018.

Based on its assessment, The Group does not expect material impact on its financial statements.